Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings		$ 239	$ 796	$ 161
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	9	(5)	37
Fair value losses on third-party investments, net of tax		0	0	(1)
Total items that will not be reclassified subsequently to net earnings		9	(5)	36
Gains (losses) on translating net assets of foreign operations, net of tax		30	(6)	21
(Losses) gains on financial instruments designated as hedges of foreign operations, net of tax	[2]	(28)	9	(25)
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[3]	213	41	(556)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to net earnings (loss), net of tax	[4]	(19)	58	100
Total items that will be reclassified subsequently to net earnings		196	102	(460)
Other comprehensive income (loss)		205	97	(424)
Total comprehensive income (loss)		444	893	(263)
Total comprehensive income (loss) attributable to:
TransAlta shareholders		434	817	(318)
Non-controlling interests		$ 10	$ 76	$ 55

[1]	Net of income tax expense of $3 million for the year ended Dec. 31, 2024 (2023 — $1 million recovery, 2022 — $12 million expense).
[2]	Net of income tax recovery of $4 million for the year ended Dec. 31, 2024 (2023 — $1 million expense, 2022 — $3 million recovery).
[3]	Net of income tax expense of $57 million for the year ended Dec. 31, 2024 (2023 — $10 million expense, 2022 — $138 million recovery).
[4]	Net of reclassification of income tax recovery of $4 million for the year ended Dec. 31, 2024 (2023 — $17 million expense, 2022 — $26 million expense).